Segmental analysis	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
Segmental analysis

3	Segmental analysis
The Chief Executive, supported by the rest of the Executive Committee, is considered the Chief Operating Decision Maker (‘CODM’) for the purposes of identifying the group’s reportable segments.
Our operations are closely integrated and, accordingly, the presentation of data includes internal allocations of certain items of income and expense. These allocations include the costs of certain support services and functions to the extent that they can be meaningfully attributed to businesses and countries. While such allocations have been made on a systematic and consistent basis, they necessarily involve a degree of subjectivity. Costs that are not allocated to businesses are included in Corporate Centre.
Where relevant, income and expense amounts presented include the results of inter-segment funding along with inter-company and inter-business line transactions. All such transactions are undertaken on arm’s length terms. The intra-group elimination items for the businesses are presented in Corporate Centre.
Our global businesses
HSBC provides a comprehensive range of banking and related financial services to its customers through its global businesses. The products and services offered to customers are organised by these global businesses.
Our operating model has the following material segments: a GBM business which is further split into three reportable segments; MSS, GB and GBM Other (as defined in our global businesses segment), CMB, WPB and a Corporate Centre. These segments are supported by Digital Business Services and eleven global functions, including Risk, Finance, Compliance, Legal and Human Resources. These business segments are our reportable segments under IFRS 8 'Operating Segments'.
By operating segment:

Reported profit/(loss) before tax
	Half-year to 30 Jun 2023
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	1,082	1,061	39	874	2,347	57	5,460
– of which: net interest income/(expense)	89	696	(21)	648	491	(763)	1,140
Change in expected credit losses and other credit impairment charges	—	(87)	—	18	12	(1)	(58)
Net operating income/(expense)	1,082	974	39	892	2,359	56	5,402
Total operating expenses	(1,094)	(512)	(65)	(305)	(451)	(80)	(2,507)
Operating profit/(loss)	(12)	462	(26)	587	1,908	(24)	2,895
Share of loss in associates and joint ventures	—	—	—	—	—	(35)	(35)
Reported profit/(loss) before tax	(12)	462	(26)	587	1,908	(59)	2,860

Reported cost efficiency ratio %	101.1	48.3	166.7	34.9	19.2		45.9

	Half-year to 30 Jun 2022[2]
Net operating income before change in expected credit losses and other credit impairment charges[1]	1,294	733	102	627	473	(286)	2,943
– of which: net interest income/(expense)	(69)	351	75	387	295	(48)	991
Change in expected credit losses and other credit impairment charges	1	(158)	(1)	(23)	(5)	(1)	(187)
Net operating income/(expense)	1,295	575	101	604	468	(287)	2,756
Total operating expenses	(970)	(456)	(178)	(309)	(425)	(194)	(2,532)
Operating profit/(loss)	325	119	(77)	295	43	(481)	224
Share of loss in associates and joint ventures	—	—	—	—	—	(21)	(21)
Reported profit/(loss) before tax	325	119	(77)	295	43	(502)	203

Reported cost efficiency ratio %	(75.0)	(62.2)	(174.5)	(49.3)	(89.9)		(86.0)
1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
2 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
Reported external net operating income is attributed to countries on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to1
	30 Jun	30 Jun
	2023	2022
	£m	£m
Reported external net operating income by country[2]	5,460	2,943
– United Kingdom	1,853	1,622
– France	2,618	761
– Germany	427	373
– Other countries	562	187
1 From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts‘, which replaced IFRS 4 ‘Insurance Contracts‘. Comparative data have been restated accordingly.
2 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Balance sheet by business
	MSS	GB	GBM Other	CMB	WPB	Corporate Centre	Total
	£m	£m	£m	£m	£m	£m	£m
30 Jun 2023
Loans and advances to customers	2,234	35,831	179	24,350	26,016	98	88,708
Customer accounts	40,445	75,218	8,472	53,581	51,444	114	229,274
31 Dec 2022
Loans and advances to customers	2,785	37,523	115	25,219	6,826	146	72,614
Customer accounts	45,320	79,606	5,903	55,749	29,211	159	215,948

Notable Items
	Half-year to
	30 Jun	30 Jun
	2023	2022
	£m	£m
Revenue
Disposals,acquisitions and investment	—	(15)
Restructuring and other related costs[1]	1,729	(222)
Operating expenses
Restructuring and other related costs	39	193
1 Reversal of £1.7bn impairment loss relating to the planned sale of the retail banking operations in France, recognised in 3Q22, which is no longer classified as held for sale.